Cover Page	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	MidWestOne Financial Group, Inc.
Entity File Number	001-35968
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	42-1206172
Entity Address, Address Line One	102 South Clinton Street
Entity Address, City or Town	Iowa City
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	52240
City Area Code	319
Local Phone Number	356-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $1.00 par value
Trading Symbol	MOFG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001412665
Document Information [Line Items]
Document Period End Date	Sep. 27, 2023